Accounts Receivable, Net (Details) - Schedule of Movement Allowances for Expected Credit Loss - Movement of Allowances [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (26)	$ (286)
Reversal of expected credit losses	7	260
Ending balance	$ (19)	$ (26)